Summary of Significant Accounting Policies (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Adjustments due to ASC 606
Customer incentives
Cash incentives revenue reduction	$ 51,649	¥ 359,568
Cash incentives loans payable reduction		¥ 0
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Customer incentives
Cash incentives revenue reduction			¥ 268,813	¥ 65,915
Cash incentives loans payable reduction			¥ 10,746	¥ 7,453